Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2024	Nov. 14, 2024	Dec. 31, 2024
Fair Value Measurements [Line Items]
Derivative feature estimated amount	$ 188		$ 188
Volatility rate			90.00%
Risk-free rate			4.09%
Term			4 years 10 months 24 days
Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Stock price	$ 1.79		$ 1.79
Convertible Notes Payable [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount	$ 69		$ 69
Convertible Notes Payable [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Estimated future price	$ 2.06		$ 2.06
Volatility rate		90.00%
Risk-free rate	4.18%	4.31%
Term		1 year
Convertible Note [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Stock price		$ 5.77
Estimated future price		$ 4.36
Maximum [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount	$ 11		$ 11
Expected volatility [Member] | Maximum [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Volatility rate	99.00%
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Term	10 months 24 days